Summary of Significant Accounting Policies - Schedule of Total Revenue by Distribution Channels (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disaggregation of Revenue [Line Items]
Total revenue	$ 210,119,238	$ 195,681,315	$ 169,724,346
Directly-operated physical stores [Member]
Disaggregation of Revenue [Line Items]
Revenue	17,105,488	14,951,952	11,606,180
Online stores and services [Member]
Disaggregation of Revenue [Line Items]
Revenue	7,493,259	10,705,449	20,700,011
Franchise stores and wholesale customers [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 185,520,491	$ 170,023,914	$ 137,418,155